Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Sparrow Funds
Entity Central Index Key	0001066241
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS A
Trading Symbol	SGFFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – Class A - SGFFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Email	www.sparrowcapital.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – Class A	$86	1.76%

*Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.76%
Net Assets	$ 68,808,856
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 365,021
Investment Company, Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$68,808,856	79	10.33%	$365,021

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	Alphabet, Inc. Class A	8.90%
2.	Walmart, Inc.	6.82%
3.	NVIDIA Corp.	6.00%
4.	Meta Platforms, Inc. Class A	5.20%
5.	Apple, Inc.	5.13%
6.	Amazon.com, Inc.	4.72%
7.	American Express Co.	4.58%
8.	Microsoft Corp.	4.31%
9.	Netflix, Inc.	3.87%
10.	Berkshire Hathaway, Inc. Class B	3.70%
	Total % of Net Assets	53.23%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

Updated Prospectus Phone Number	888-727-3301.
Updated Prospectus Email Address	www.sparrowcapital.com
Class C
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS C
Trading Symbol	SGFCX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – Class C - SGFCX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301.
Additional Information Email	www.sparrowcapital.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – Class C	$111	2.27%

*Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.27%
Net Assets	$ 68,808,856
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 365,021
Investment Company, Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$68,808,856	79	10.33%	$365,021

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	Alphabet, Inc. Class A	8.90%
2.	Walmart, Inc.	6.82%
3.	NVIDIA Corp.	6.00%
4.	Meta Platforms, Inc. Class A	5.20%
5.	Apple, Inc.	5.13%
6.	Amazon.com, Inc.	4.72%
7.	American Express Co.	4.58%
8.	Microsoft Corp.	4.31%
9.	Netflix, Inc.	3.87%
10.	Berkshire Hathaway, Inc. Class B	3.70%
	Total % of Net Assets	53.23%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

Updated Prospectus Phone Number	888-727-3301.
Updated Prospectus Email Address	www.sparrowcapital.com
No Load
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	NO-LOAD CLASS
Trading Symbol	SGNFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – No-Load Class - SGNFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Email	www.sparrowcapital.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – No-Load Class	$61	1.26%

*Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%
Net Assets	$ 68,808,856
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 365,021
Investment Company, Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$68,808,856	79	10.33%	$365,021

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	Alphabet, Inc. Class A	8.90%
2.	Walmart, Inc.	6.82%
3.	NVIDIA Corp.	6.00%
4.	Meta Platforms, Inc. Class A	5.20%
5.	Apple, Inc.	5.13%
6.	Amazon.com, Inc.	4.72%
7.	American Express Co.	4.58%
8.	Microsoft Corp.	4.31%
9.	Netflix, Inc.	3.87%
10.	Berkshire Hathaway, Inc. Class B	3.70%
	Total % of Net Assets	53.23%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

Updated Prospectus Phone Number	888-727-3301.
Updated Prospectus Email Address	www.sparrowcapital.com